Condensed Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Common units issued	5,000,000	4,600,000
Underwriting discount	$ 4,300	$ 4,381
Common Units [Member]
Underwriting discount	$ 4,300	$ 4,381